Interests in other entities - Narrative (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Recoverable amount of investment	€ 1,300	€ 800
Financial assets at fair value through OCI
Disclosure of financial assets [line items]
Investments in associates, joint ventures and other investments	€ 0	€ 4,995	€ 7,051	€ 3,881